BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Oct. 07, 2020
Current assets:
Cash	$ 1,629,512		$ 45,156
Total current assets	3,201,020		45,156
Deferred offering costs associated with initial public offering			450,151
Total assets	405,829,632		495,307
Current liabilities:
Accounts payable	57,296		28,499
Accrued expenses	3,129,362		295,368
Franchise tax payable	141,196		2,075
Note payable - related party			150,000
Total current liabilities	3,390,110		475,942
Commitments and Contingencies (Note 5)
Stockholders' Equity:
Additional paid-in capital	14,782,879		23,994
Accumulated deficit	(9,784,384)		(5,635)
Total stockholders' deficit	5,000,002	$ 5,000,002	19,365		$ 0
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	405,829,632		495,307
Class A Common Stock
Stockholders' Equity:
Common stock, $0.001 par value, 128,467 and 128,467 shares authorized, 6,515 and 5,798 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	501
Class B Common Stock
Stockholders' Equity:
Common stock, $0.001 par value, 128,467 and 128,467 shares authorized, 6,515 and 5,798 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	$ 1,006		$ 1,006	[1]

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).